LIFE INSURANCE SENSITIVITY ANALYSIS	12 Months Ended
Dec. 31, 2020
Disclosure of information about defined benefit plans [abstract]
LIFE INSURANCE SENSITIVITY ANALYSIS
NOTE 31: LIFE INSURANCE SENSITIVITY ANALYSIS
The following table demonstrates the effect of reasonably possible changes in key assumptions on profit before tax and equity disclosed in these financial statements assuming that the other assumptions remain unchanged. In practice this is unlikely to occur, and changes in some assumptions may be correlated. These amounts include movements in assets, liabilities and the value of the in-force business in respect of insurance contracts and participating investment contracts. The impact is shown in one direction but can be assumed to be reasonably symmetrical.

		2020		2019
	Change in variable	Increase (reduction) in profit before tax	Increase (reduction) in equity	Increase (reduction) in profit before tax	Increase (reduction) in equity
		£m	£m	£m	£m
Non-annuitant mortality and morbidity[1]	5% reduction	16	13	19	16
Annuitant mortality[2]	5% reduction	(333)	(270)	(293)	(243)
Lapse rates[3]	10% reduction	70	57	107	89
Future maintenance and investment expenses[4]	10% reduction	332	269	299	248
Risk-free rate[5]	0.25% reduction	37	30	33	28
Guaranteed annuity option take up6	5% addition	(2)	(1)	(1)	(1)
Equity investment volatility[7]	1% addition	(2)	(2)	(2)	(1)
Widening of credit default spreads[8]	0.25% addition	(467)	(378)	(424)	(352)
Increase in illiquidity premia[9]	0.10% addition	219	178	191	159
Assumptions have been flexed on the basis used to calculate the value of in-force business and the realistic and statutory reserving bases.
1This sensitivity shows the impact of reducing mortality and morbidity rates on non-annuity business to 95 per cent of the expected rate.
2This sensitivity shows the impact on the annuity and deferred annuity business of reducing mortality rates to 95 per cent of the expected rate.
3This sensitivity shows the impact of reducing lapse and surrender rates to 90 per cent of the expected rate.
4This sensitivity shows the impact of reducing maintenance expenses and investment expenses to 90 per cent of the expected rate.
5This sensitivity shows the impact on the value of in-force business, financial options and guarantee costs, statutory reserves and asset values of reducing the risk-free rate by 25 basis points.
6This sensitivity shows the impact of a flat 5 per cent addition to the expected rate.
7This sensitivity shows the impact of a flat 1 per cent addition to the expected rate.
8This sensitivity shows the impact of a 25 basis point increase in credit default spreads on corporate bonds and the corresponding reduction in market values. Swap curves, the risk-free rate and illiquidity premia are all assumed to be unchanged.
9This sensitivity shows the impact of a 10 basis point increase in the allowance for illiquidity premia. It assumes the overall spreads on assets are unchanged and hence market values are unchanged. Swap curves and the non-annuity risk-free rate are both assumed to be unchanged. The increased illiquidity premium increases the annuity risk-free rate.